Digital Assets	6 Months Ended
Dec. 31, 2021
Goodwill and Intangible Assets Disclosure [Abstract]
DIGITAL ASSETS
6.	DIGITAL ASSETS
As of December 31, 2021, the Company had digital assets of $1,300,000, representing USDC of $1,300,000 purchased from the cryptocurrency market.